Financial risk management (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds		R$ 762,005		R$ 791,763	R$ 842,996
Lease Liabilities		111,373		96,657	140,563
Accounts payable for business combination		436,600		614,120	625,277
Suppliers		223,425
Reverse Factoring		319,375
Other liabilities - related parties		30,322	[1]	15,060
Financial liabilities by maturity ranges		1,883,100
Capital Management
Net debt (i)	[2]	1,798,568		1,906,975
Total shareholder’' equity		4,993,311		4,520,791	R$ 4,629,679	R$ 4,665,209
Total capitalization (ii)	[3]	R$ 3,194,743		R$ 2,613,816
Gearing ratio - % - (iii)	[4]	56.00%		73.00%
Undiscounted contractual amounts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds		R$ 844,880
Lease Liabilities		116,753
Accounts payable for business combination		484,083
Suppliers		247,724
Reverse Factoring		354,110
Other liabilities - related parties		33,620
Financial liabilities by maturity ranges		2,081,170
In up to one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds		264,484
Lease Liabilities		22,133
Accounts payable for business combination		215,237		R$ 216,728
Suppliers		223,425
Reverse Factoring		319,375
Other liabilities - related parties		30,322
Financial liabilities by maturity ranges		1,074,976
In up to one year [member] | Undiscounted contractual amounts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds		293,249
Lease Liabilities		23,202
Accounts payable for business combination		238,646
Suppliers		247,724
Reverse Factoring		354,110
Other liabilities - related parties		33,620
Financial liabilities by maturity ranges		1,190,551
One to two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds		0
Lease Liabilities		34,776
Accounts payable for business combination		219,493		R$ 196,406
Suppliers		0
Reverse Factoring		0
Other liabilities - related parties		0
Financial liabilities by maturity ranges		254,269
One to two years [member] | Undiscounted contractual amounts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds		0
Lease Liabilities		36,456
Accounts payable for business combination		243,364
Suppliers		0
Reverse Factoring		0
Other liabilities - related parties		0
Financial liabilities by maturity ranges		279,820
Over two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds		497,521
Lease Liabilities		54,464
Accounts payable for business combination		1,870
Suppliers		0
Reverse Factoring		0
Other liabilities - related parties		0
Financial liabilities by maturity ranges		553,855
Over two years | Undiscounted contractual amounts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds		551,631
Lease Liabilities		57,095
Accounts payable for business combination		2,073
Suppliers		0
Reverse Factoring		0
Other liabilities - related parties		0
Financial liabilities by maturity ranges		R$ 610,799

[1]	Refers substantially to accounts payable by sharing expenses e.g. property leasing, personnel and IT licenses shared with Cogna Group
[2]	Net debt comprises financial liabilities (note 6) net of cash and cash equivalents.
[3]	Refers to the difference between Shareholders’ Equity and Net debt.
[4]	The Gearing Ratio is calculated based on Net Debt/Total Capitalization